Business Combinations (Details) - USD ($)	Dec. 31, 2020	Dec. 24, 2020	Mar. 31, 2020	Dec. 31, 2019
Note payable	$ 999,736			$ 875,000
SBG [Member]
Cash and cash equivalents			$ 72,442
Accounts receivable			311,586
Inventory			21,415
Property and equipment			38,110
Goodwill			9,448,832
Accounts payable, accrued expenses and other liabilities			719,221
Purchase price			$ 9,173,164
Purchase Accounting [Member]
Accounts receivable		$ 88,131
Other current assets		11,236
Inventory		273,951
Property and equipment		663,273
License agreement, net		222,095
Goodwill		5,672,823
Total identifiable assets		6,931,509
Accounts payable, accrued expenses and other liabilities		882,279
Note payable		69,212
Equity		5,980,000
Total identifiable assets		$ 6,931,509